Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
November 30, 2025
AMOR-NPRT1-0126
1.813053.121
Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	61,829	62,634
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	136,486	137,943
TOTAL CANADA		200,577
UNITED STATES - 4.7%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	400,986
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	64,371	64,829
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	130,000	130,344
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	345,000	350,752
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	487,468	492,552
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	460,615	465,440
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	158,000	159,897
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,706
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	775,839	777,776
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	327,813
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	237,165	237,376
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (b)	500,000	500,920
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	88,854	89,793
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	303,184	304,524
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (b)	315,000	315,255
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	404,107	404,841
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	355,000	358,575
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	103,895	104,327
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,080,000	1,083,024
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	42,435	42,549
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	55,000	55,466
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	50,000	50,317
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	5,100,000	5,117,851
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (b)	235,000	236,670
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(e)	10,814	8,891
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,000	235,875
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	646,590	647,508
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	201,507	202,833
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	5,000,000	5,062,938
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	43,102	43,059
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	410,000	410,539
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (b)	1,100,000	1,101,067
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	245,000	246,488
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	559,224	559,716
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	237,358	237,868
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	370,741	372,150
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	1,800,000	1,802,928
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	602,984
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	225,794	226,275
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	149,733	151,229
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	990,446	923,857
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (b)	851,363	842,898
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	1,300,000	1,301,283
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	26,711	26,721
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (b)	200,000	202,309
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	190,000	190,774
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	400,000	400,701
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	349,751	355,712
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	267,693	269,297
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	330,148	332,852
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	2,400,000	2,416,266
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	400,000	399,603
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	82,081	82,516
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	544,491	545,338
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	285,000	285,023
TOTAL UNITED STATES		32,761,081
TOTAL ASSET-BACKED SECURITIES (Cost $32,897,567)		32,961,658

Collateralized Mortgage Obligations - 10.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (b)	138,634	138,619
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,517,056	1,358,633
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	425,415	429,495
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	124,377	122,816
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	64,743	64,468
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	79,003	77,469
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	1,003,873	984,987
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	1,415,605	1,408,981
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(h)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)	41,976	41,802
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	11,524	11,707
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	17,602	17,945
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	12,804	13,048
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	17,702	18,168
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,787	5,877
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,812	2,908
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,128	5,334
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(f)	904	24
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(f)	20,740	2,637
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(f)	4,191	464
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	46,742	47,614
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(f)	34,651	2,474
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (c)(d)	974	1,034
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	45,928	46,615
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(f)	11,527	1,183
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(f)	7,355	706
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (c)(d)	22,792	31,351
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (c)(d)	2,999	3,472
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	24,517	23,658
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	211,817	209,939
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	89,219	88,947
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (f)	25,861	446
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	17,621	16,487
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	23,773	22,355
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	81	0
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (f)	158	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(f)	26,426	3,064
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (f)	133,008	18,815
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	178,689	171,652
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,374,054	2,083,760
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	82,919	11,546
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	3,120,534	2,877,698
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	639,415	591,188
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	393,331	360,666
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	176,398	149,942
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	187,461	159,345
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	216,183	186,639
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	93,349	78,074
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	154,547	138,886
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,254,102	1,127,457
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	245,475	220,397
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	245,640	230,545
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	222,228	208,706
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	453,563	436,049
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,966,646	1,781,238
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	177,909	159,742
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	207,298	204,941
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	209,710	183,855
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (c)(d)	703,115	697,587
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (c)(d)	1,766,909	1,747,274
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (c)(d)	1,484,203	1,472,535
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	507,349	503,841
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (c)(d)	1,734,100	1,720,450
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	347,433	326,170
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	254,986	241,051
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	1,136,208	1,147,417
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.6218% 11/25/2053 (c)(d)	1,995,153	2,016,316
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	1,296,040	1,309,064
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (c)(d)	197,715	199,674
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (c)(d)	513,524	518,183
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (c)(d)	1,570,377	1,575,346
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (c)(d)	872,744	874,565
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	18,811	624
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	1,344,257	1,350,268
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (c)(d)	1,179,344	1,189,496
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (c)(d)	392,120	393,300
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (c)(d)	568,121	571,908
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (c)(d)	596,974	600,125
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	861,502	865,159
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	373,368	373,986
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	437,280	431,625
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	675,170	675,345
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(f)	10,659	1,834
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(f)	6,362	912
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	10,065	1,638
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(f)	5,909	1,015
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	19,630	3,043
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	5,703	5,774
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	276,702	273,464
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	140,631	125,872
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	269,854	232,290
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	6,556	6,700
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	6,972	7,139
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	14,131	14,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,901	2,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	4,894	4,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	15,286	15,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.9435% 11/15/2031 (c)(f)	7,057	350
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	15,034	15,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	20,879	21,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (f)	7,737	1,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	311,081	318,566
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	24,431	25,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	104,312	106,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	54,015	56,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	65,118	66,133
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	26,941	27,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(f)	9,350	883
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	29,246	30,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	83,802	86,200
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(f)	32,209	3,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(f)	27,146	2,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	10,549	10,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	136,420	138,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	19,263	19,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	18,041	17,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	12,074	760
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	6	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	41,093	1,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	56,161	55,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	38,060	37,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	156,354	151,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	172,997	170,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	83,643	83,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	137,802	130,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	65,029	55,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	113,876	104,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	752,868	642,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	569,594	492,708
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	490,532	431,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	378,101	294,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	164,079	139,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	215,620	185,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	212,141	180,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	892,744	793,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	175,620	160,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,195,682	1,076,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	200,648	179,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	194,851	174,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	184,581	169,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	163,399	146,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	208,135	184,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,108,828	996,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	163,400	146,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	139,995	128,335
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	665,011	612,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	116,593	109,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	150,266	137,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	366,733	342,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	366,733	342,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (c)(d)	204,218	202,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	569,702	566,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (c)(d)	373,567	367,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (c)(d)	633,968	628,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (c)(d)	268,106	266,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (c)(d)	752,557	753,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (c)(d)	608,214	615,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (c)(d)	2,149,462	2,168,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (c)(d)	545,322	548,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (c)(d)	654,958	655,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (c)(d)	1,426,001	1,428,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	1,032,832	1,036,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (c)(d)	330,883	330,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (c)(d)	599,465	601,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (c)(d)	546,834	547,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (c)(d)	674,550	673,656
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	15,969	16,296
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	5,235	5,347
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,258	2,308
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,529	1,556
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (c)(d)(g)	11,682	11,645
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (c)(d)(g)	4,725	4,726
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (c)(d)(g)	99	99
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,128	1,066
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	30,389	28,064
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (c)(d)(g)	62,776	62,547
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	43,294	43,409
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(f)	25,919	1,526
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(f)	9,050	898
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(f)	15,585	1,398
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	287,435	283,559
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	63,412	62,488
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	3,279	103
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (f)	79,426	8,934
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	86,316	85,321
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	85,722	80,204
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	354,133	323,077
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 1/20/2049 (c)(d)	60,645	60,250
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (c)(d)	110,095	108,132
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (c)(d)	209,527	206,550
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	249,642	244,713
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	468,461	472,932
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	762,480	726,204
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	256,027	245,411
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	709,628	715,424
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (b)	1,294,654	1,306,761
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	681,341	643,540
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	329,955	314,460
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	1,053,671	1,014,861
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(e)	813,870	820,225
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(c)	493,581	493,098
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	11,012	10,966
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	193,417	193,417
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(e)	574,768	561,567
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	471,729	455,322
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	1,458,158	1,421,134
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	590,221	583,519
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	83,005	81,843
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(c)	245,545	242,691
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	527,152	515,687
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (b)	194,091	193,485
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	236,039	222,712
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (b)	1,303,691	1,315,651
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (c)(d)	184,513	179,215
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	553,517	558,719
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3956% 9/25/2033 (c)	18,868	18,739
TOTAL UNITED STATES		74,233,777
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,724,073)		74,233,777

Commercial Mortgage Securities - 6.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	1,310,000	1,314,907
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	199,106	189,441
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,502,021
BANK Series 2020-BN25 Class XB, 0.4362% 1/15/2063 (c)(f)	7,140,322	122,144
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	609,231	589,192
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(f)	4,915,348	187,902
BANK5 Series 2025-5YR14 Class XA, 1.2011% 4/15/2058 (c)(f)	5,294,876	204,868
BANK5 Series 2025-5YR14 Class XB, 0.2715% 4/15/2058 (c)(f)	13,100,000	174,692
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(c)(f)(h)	4,800,000	200,908
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(f)	11,411,863	228,285
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	772,269	766,012
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	189,765	189,765
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (c)(f)	6,600,000	172,781
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (c)(f)	4,600,000	161,853
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7072% 4/15/2058 (c)(f)	2,999,093	83,469
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	780,398	780,398
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	624,999	625,389
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	3,624,005	3,600,053
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	168,000	168,000
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	763,041	763,041
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	1,290,965	1,288,544
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	214,868	214,335
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	400,000	399,508
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)	49,113	49,052
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	1,174,893	1,175,260
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	133,341	133,383
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	100,000	99,805
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	429,198	426,103
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	377,000	383,646
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,608,797
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (c)(f)	6,053,145	19,626
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.031% 8/10/2056 (c)(f)	4,700,495	134,980
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	358,236
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	2,015,000	2,018,144
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	160,000	160,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	194,582	192,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,000,000	995,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	300,000	270,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (c)(d)	1,396,621	1,394,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	400,000	405,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	400,000	406,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	900,000	915,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	400,000	405,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	4,400,000	4,400,001
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (c)(f)	338,926	19
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,164,210
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	197,671
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	248,170	242,129
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	100,000	100,031
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	268,000	270,199
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	50,331	49,979
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	455,259	432,505
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(c)(f)	3,909,453	85,225
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	18,262	18,256
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	340,811	340,069
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	411,000	410,285
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.856% 8/15/2033 (b)(c)(d)(h)	723,006	589,250
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(f)	1,026,019	38,910
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,350,000	1,391,917
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	500,000	500,312
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (b)	995,000	995,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	567,300	566,770
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	276,966	276,707
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	508,000	508,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (c)(f)	4,945,285	81,028
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (c)(f)	6,327,637	90,230
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (c)(f)	3,623,223	58,661
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	468,000	467,083
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	637,000	637,026
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	347,815	346,400
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	547,627	547,646
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	340,000	341,792
TOTAL UNITED STATES		43,628,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $43,519,807)		43,628,629

U.S. Government Agency - Mortgage Securities - 145.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 145.6%
Fannie Mae 2% 3/1/2052	1,495,765	1,226,939
Fannie Mae 2.5% 1/1/2052	273,165	235,047
Fannie Mae 3% 12/1/2051	153,157	137,642
Fannie Mae 3.5% 12/1/2036	95,407	93,675
Fannie Mae 3.5% 5/1/2036	73,801	72,522
Fannie Mae 7% 6/1/2054	48,380	51,484
Fannie Mae 7% 7/1/2054	44,152	47,140
Fannie Mae 7% 8/1/2054	20,880	22,173
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (c)(d)	6,484	6,669
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	1,374	1,409
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	594	610
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	5,483	5,651
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (c)(d)	14,542	14,959
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (c)(d)	1,029	1,059
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (c)(d)	976	1,007
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (c)(d)	5,229	5,426
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	7,459	7,784
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (c)(d)	999	1,028
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (c)(d)	11,697	12,185
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (c)(d)	101,007	105,383
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (c)(d)	5,041	5,264
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,233	1,261
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (c)(d)	10,277	10,528
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (c)(d)	1,725	1,765
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	989,502	896,931
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	929,143	841,348
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	124,836	106,851
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,328,974	1,808,926
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	532,478	482,663
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	507,307	461,274
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	273,195	247,637
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	122,002	104,579
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,587,913	2,195,747
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	527,958	478,566
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	124,262	106,436
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	127,423	108,984
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,877,796	1,458,494
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,084	12,767
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	130,228	111,311
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,330	12,989
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	57,545	52,252
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	88,443	68,694
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	595,250	462,334
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	131,110	103,063
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,457,306	1,321,426
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,057,704	1,912,953
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	785,146	645,017
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	931,515	817,238
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	891,553	743,578
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,928,093	1,603,861
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,116	12,481
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	694,693	609,477
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	553,279	485,332
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	558,468	461,588
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,278,507	1,892,500
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,004	41,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	34,767	28,921
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	997,553	929,561
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	136,027	120,608
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	957,033	785,628
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	480,464	399,668
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	75,927	74,553
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	972,756	807,959
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	53,991	44,811
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	24,171	20,084
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,802	13,937
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,692,090	1,480,301
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,958	13,968
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	785,565	650,271
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	532,416	442,717
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	479,672	397,960
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	350,410	291,046
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	207,592	171,645
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	193,158	160,434
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	52,544	43,610
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	36,577	30,392
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	45,681	40,461
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,304	20,232
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,209,038	1,813,400
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	32,900	29,135
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	7,811,852	7,294,053
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	239,952	224,047
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	442,153	390,230
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,001,227	823,472
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	598,402	495,529
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	335,938	279,341
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,789,385	1,471,702
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	109,427	90,786
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,239	26,536
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,946	14,771
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	366,027	341,765
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	86,167	71,141
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	136,970	132,548
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,266,787	1,205,049
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,868,779	1,627,857
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	221,316	190,986
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,263,397	1,093,809
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	153,510	133,240
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	133,651	129,386
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,806	28,866
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	116,432	108,445
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	442,001	384,466
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	405,154	351,656
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	186,608	161,151
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	87,834	85,031
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	187,486	177,528
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	414,994	374,466
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	266,861	241,027
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,949	89,566
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,217,551	1,919,885
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	982,734	848,363
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	750,934	648,258
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	243,913	235,949
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,829,325	1,770,896
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,478,154	1,276,043
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	681,611	590,117
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	101,556	96,924
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	73,744	71,418
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	314,177	287,056
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	101,375	92,463
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	469,483	404,996
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,845,202	1,602,707
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	133,769	129,497
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,051,578	1,912,117
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,219,663	1,098,883
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,750,514	3,249,420
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,719,634	1,488,804
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,414,605	1,230,467
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,280,743	1,120,434
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	29,828	28,990
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	117,715	106,798
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	90,665	82,473
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	89,589	80,974
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	36,178	32,712
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,475,947	1,280,135
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,117,077	969,574
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,586,731	1,371,262
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	98,539	85,219
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,010,158	2,612,684
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	181,421	165,242
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	93,440	84,863
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	41,692	40,439
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	354,042	320,079
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,655,124	4,049,170
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	522,489	468,906
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,028,803	932,618
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	824,025	743,123
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	108,973	97,763
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	16,258	15,861
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	47,335	46,461
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,442,142	1,307,313
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	102,858	92,374
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	928,039	840,985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	700,093	629,171
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,109	15,451
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	917,509	898,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	519,222	508,545
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	62,599	60,928
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,062,368	3,688,917
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	956,198	858,136
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	506,694	455,364
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	359,158	323,223
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	118,370	106,194
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	81,181	79,865
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	547,304	534,428
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	32,608	32,022
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,030	39,033
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,407,727	1,275,237
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	514,242	465,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,053,696	946,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	649,088	583,129
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	82,844	81,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	27,469	26,835
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	16,352	15,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	838,255	767,220
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,985,218	1,797,135
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,013,400	918,655
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	986,189	890,290
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	597,614	536,700
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	158,673	142,252
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	9,719	9,459
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,015,414	1,824,470
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,369,295	1,216,886
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	841,147	760,929
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	134,999	122,252
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,658,159	2,402,997
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	348,413	340,447
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	94,153	92,522
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	5,353	5,168
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	21,898	20,798
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	575,448	531,858
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	49,604	45,993
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	695,322	636,616
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,563,741	2,319,245
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	869,634	786,700
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	557,932	503,155
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,087,168	982,129
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	204,258	200,057
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	837,492	759,194
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,278	16,498
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	267,944	252,656
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,096	51,043
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	237,408	224,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	210,150	195,730
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	73,062	68,232
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	51,543	49,137
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,144	15,398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,642	5,372
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	73,209	69,109
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,430,227	2,289,290
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	222,466	210,677
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,161	13,484
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,611	11,991
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,175	8,708
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,737	5,466
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,342	3,152
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	340,820	317,647
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,309	8,867
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,296,769	1,234,553
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	472,727	445,755
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	88,754	83,690
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,497	48,591
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,100	10,579
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	135,504	128,027
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	70,062	66,195
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	190,241	177,246
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	73,325	69,694
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	45,952	43,359
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	102,738	97,726
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	73,013	69,391
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,480	16,629
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,078	10,545
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,428	26,646
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	203,607	190,209
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,893	13,261
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	146,004	143,744
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	48,859	48,103
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	464,695	443,109
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	187,118	184,221
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	215,469	205,583
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,992	11,417
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	91,561	86,423
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	74,334	70,186
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	73,936	70,534
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	30,882	29,442
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,947	12,384
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	50,468	47,652
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	142,958	135,382
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	688,518	641,058
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	316,042	311,354
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,703	11,535
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,529	4,469
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	213,207	208,200
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	25,755	24,972
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,772	6,676
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,760	13,579
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,580	11,373
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,297	32,368
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	115,594	113,891
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,938	10,803
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	90,458	89,025
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	48,918	47,324
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	34,117	33,090
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,705	6,599
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	143,977	140,818
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	20,538	19,920
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	261,390	257,538
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,836	29,385
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,531	14,259
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,412	7,325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,387	6,293
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,163	17,611
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	40,006	39,467
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,776	16,554
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	122,302	120,089
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,976	20,643
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,563	19,208
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,991	13,715
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	178,499	175,521
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	104,679	101,332
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	125,769	123,723
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	90,063	88,605
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,341	42,641
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,694	24,255
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,454	18,121
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	74,804	72,960
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	51,003	49,752
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,248,032	2,160,711
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	942,357	908,697
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	41,447	39,772
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,987	20,707
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,837	10,687
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,642	1,622
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	300,467	288,702
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	287,741	276,474
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	759,336	731,264
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,414	6,261
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,055	26,241
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	9,390	9,108
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	42,718	41,392
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,011	4,996
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	42,100	42,418
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,276	9,342
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	32,328	32,498
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	78,333	78,897
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	747,044	746,789
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	87,521	88,147
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	27,442	27,636
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,973	7,005
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	64,454	64,909
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	130,497	131,417
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	175,410	176,637
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	61,874	62,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	420,154	423,150
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	115,716	116,535
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,820	35,041
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	354,369	359,342
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	44,632	44,855
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,875	6,862
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,106	8,159
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,633	7,686
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	449,870	447,186
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	24,969	25,145
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	900,318	909,379
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	678,853	686,534
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	1,341,385	1,357,002
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,207,349	2,228,186
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	948,883	961,991
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	488,117	493,640
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	41,027	41,797
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	197,376	201,645
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	23,226	23,616
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	94,576	95,912
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,922	10,139
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	502,240	511,595
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,956	7,125
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	15,754	16,025
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	466,383	471,812
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,220	1,250
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	68,561	69,597
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	953,273	981,756
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	321,588	329,187
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	4,699,359	4,760,467
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	149,231	152,803
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	882,711	904,948
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	1,472,141	1,491,284
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	381,768	392,698
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	643,460	659,066
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	998,985	1,011,975
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	498,424	504,905
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	242,911	246,069
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,305,284	1,342,652
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	725,457	748,266
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	64,230	66,737
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	717,997	748,230
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	961,083	991,494
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	779,971	811,839
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	294,338	306,824
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	110,822	115,731
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	244,165	250,078
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,132,212	1,177,764
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	343,720	353,574
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,227,831	1,262,170
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,762,745	1,812,044
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	852,813	887,657
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	863,140	896,990
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,842,944	1,894,486
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	973,771	1,009,953
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	967,048	994,093
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,870,366	1,926,620
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,347,093	2,441,835
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	165,119	171,564
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	241,026	249,349
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,536,401	1,578,890
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	621,858	649,209
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	267,499	282,726
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,511	6,943
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,928	2,058
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	641	679
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	357,302	371,108
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	455,708	481,542
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	415	440
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	816	873
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	672,026	707,759
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,005	9,577
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	551,681	572,482
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	386,154	408,406
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	658	701
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,708,420	3,910,244
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	664,426	689,478
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,127	3,334
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,786	1,905
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	532,617	560,231
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	16,893	17,609
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	421	424
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,594,016	1,695,285
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,113,687	1,180,090
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	901,963	955,742
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	613,287	651,052
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	162,303	172,132
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	16,582	17,552
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	14,184	14,952
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	311	313
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	399,927	424,554
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	45,440	48,348
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	313,826	333,666
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	105,814	111,834
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	57,354	60,425
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	36,487	38,547
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	15,266	16,109
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	21,782	23,167
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	234	235
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	446	455
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	672,745	713,488
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	205,658	218,322
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	109,699	115,571
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	103,697	109,306
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	68,170	71,800
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	22,395	23,635
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	20,773	21,921
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	443,435	471,468
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	233,377	247,748
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	19,104	20,113
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	17,697	18,547
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	461,403	493,925
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	490	492
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,171	25,698
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,901	24,515
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,841	24,260
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	19,830	21,227
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	14,679	15,540
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	631	634
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	183,767	194,839
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	34,157	36,119
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	338,322	361,005
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	222,716	237,144
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	145,882	155,150
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	87	89
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	27	26
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,179	1,252
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,942	7,434
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,265	1,353
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,560	3,789
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,066	3,279
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,451	1,553
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	774	825
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	401	426
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	309	330
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	266	284
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	169	180
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,200	1,253
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	19,017	20,339
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	82	86
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,815	5,167
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	15	14
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,616	4,989
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	12,565	13,385
Freddie Mac Gold Pool 1.5% 1/1/2036	538,073	487,734
Freddie Mac Gold Pool 1.5% 1/1/2051	2,305,054	1,790,347
Freddie Mac Gold Pool 1.5% 11/1/2035	499,879	454,520
Freddie Mac Gold Pool 1.5% 11/1/2035	15,205	13,825
Freddie Mac Gold Pool 1.5% 11/1/2050	55,556	43,619
Freddie Mac Gold Pool 1.5% 12/1/2035	527,721	478,351
Freddie Mac Gold Pool 1.5% 12/1/2040	74,896	64,150
Freddie Mac Gold Pool 1.5% 12/1/2050	39,139	30,730
Freddie Mac Gold Pool 1.5% 12/1/2050	24,637	19,366
Freddie Mac Gold Pool 1.5% 2/1/2041	128,663	109,950
Freddie Mac Gold Pool 1.5% 2/1/2051	2,344,153	1,820,716
Freddie Mac Gold Pool 1.5% 3/1/2041	130,266	111,327
Freddie Mac Gold Pool 1.5% 3/1/2051	959,704	745,408
Freddie Mac Gold Pool 1.5% 3/1/2051	27,329	21,483
Freddie Mac Gold Pool 1.5% 4/1/2041	589,071	503,185
Freddie Mac Gold Pool 1.5% 4/1/2041	132,782	113,311
Freddie Mac Gold Pool 1.5% 4/1/2051	1,820,795	1,414,221
Freddie Mac Gold Pool 1.5% 5/1/2036	1,222,807	1,109,557
Freddie Mac Gold Pool 1.5% 6/1/2051	34,033	26,753
Freddie Mac Gold Pool 1.5% 7/1/2035	204,090	185,571
Freddie Mac Gold Pool 1.5% 8/1/2035	421,965	383,675
Freddie Mac Gold Pool 2% 1/1/2051	8,728,640	7,165,343
Freddie Mac Gold Pool 2% 1/1/2052	164,985	136,776
Freddie Mac Gold Pool 2% 1/1/2052	114,660	95,343
Freddie Mac Gold Pool 2% 1/1/2052	41,939	34,886
Freddie Mac Gold Pool 2% 10/1/2041	17,509	15,361
Freddie Mac Gold Pool 2% 11/1/2041	521,420	457,265
Freddie Mac Gold Pool 2% 11/1/2050	4,353,935	3,576,867
Freddie Mac Gold Pool 2% 11/1/2050	15,760	13,120
Freddie Mac Gold Pool 2% 12/1/2051	363,567	301,406
Freddie Mac Gold Pool 2% 12/1/2051	21,812	18,117
Freddie Mac Gold Pool 2% 12/1/2051	18,377	15,287
Freddie Mac Gold Pool 2% 2/1/2042	401,312	351,330
Freddie Mac Gold Pool 2% 2/1/2052	161,306	134,130
Freddie Mac Gold Pool 2% 3/1/2041	106,968	94,772
Freddie Mac Gold Pool 2% 3/1/2051	1,116,849	918,567
Freddie Mac Gold Pool 2% 3/1/2052	546,221	450,441
Freddie Mac Gold Pool 2% 4/1/2052	1,447,082	1,193,336
Freddie Mac Gold Pool 2% 5/1/2051	3,715,749	3,076,966
Freddie Mac Gold Pool 2% 5/1/2051	246,488	204,730
Freddie Mac Gold Pool 2% 5/1/2051	78,691	64,770
Freddie Mac Gold Pool 2% 5/1/2051	21,480	17,881
Freddie Mac Gold Pool 2% 6/1/2050	6,688,266	5,507,119
Freddie Mac Gold Pool 2% 6/1/2050	1,877,992	1,561,598
Freddie Mac Gold Pool 2% 7/1/2041	1,628,695	1,434,639
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2051	134,482	111,573
Freddie Mac Gold Pool 2% 8/1/2051	196,646	161,550
Freddie Mac Gold Pool 2% 9/1/2050	1,376,309	1,131,963
Freddie Mac Gold Pool 2% 9/1/2050	427,697	351,364
Freddie Mac Gold Pool 2.5% 1/1/2041	300,890	273,214
Freddie Mac Gold Pool 2.5% 1/1/2042	406,954	366,943
Freddie Mac Gold Pool 2.5% 10/1/2041	198,210	179,032
Freddie Mac Gold Pool 2.5% 10/1/2050	1,127,251	976,291
Freddie Mac Gold Pool 2.5% 10/1/2051	289,643	250,039
Freddie Mac Gold Pool 2.5% 11/1/2031	114,010	110,369
Freddie Mac Gold Pool 2.5% 11/1/2041	2,816,520	2,554,019
Freddie Mac Gold Pool 2.5% 11/1/2041	136,958	123,967
Freddie Mac Gold Pool 2.5% 11/1/2041	79,337	71,961
Freddie Mac Gold Pool 2.5% 11/1/2050	3,696,799	3,213,280
Freddie Mac Gold Pool 2.5% 11/1/2050	1,209,814	1,052,711
Freddie Mac Gold Pool 2.5% 12/1/2051	1,136,011	980,682
Freddie Mac Gold Pool 2.5% 2/1/2042	527,628	477,973
Freddie Mac Gold Pool 2.5% 2/1/2051	6,852,809	5,956,501
Freddie Mac Gold Pool 2.5% 3/1/2050	275,548	237,700
Freddie Mac Gold Pool 2.5% 3/1/2051	371,705	320,765
Freddie Mac Gold Pool 2.5% 4/1/2042	88,704	80,074
Freddie Mac Gold Pool 2.5% 4/1/2052	1,046,864	908,632
Freddie Mac Gold Pool 2.5% 4/1/2052	412,769	358,007
Freddie Mac Gold Pool 2.5% 5/1/2041	1,129,420	1,029,288
Freddie Mac Gold Pool 2.5% 5/1/2051	1,063,655	923,206
Freddie Mac Gold Pool 2.5% 5/1/2052	1,171,298	1,014,805
Freddie Mac Gold Pool 2.5% 6/1/2031	26,091	25,385
Freddie Mac Gold Pool 2.5% 6/1/2041	105,759	95,994
Freddie Mac Gold Pool 2.5% 7/1/2041	1,450,012	1,321,303
Freddie Mac Gold Pool 2.5% 7/1/2050	2,023,028	1,763,485
Freddie Mac Gold Pool 2.5% 7/1/2051	1,608,834	1,391,369
Freddie Mac Gold Pool 2.5% 8/1/2041	519,790	469,948
Freddie Mac Gold Pool 2.5% 8/1/2041	64,086	58,196
Freddie Mac Gold Pool 2.5% 9/1/2041	139,312	126,395
Freddie Mac Gold Pool 3% 1/1/2043	44,752	41,652
Freddie Mac Gold Pool 3% 1/1/2052	526,025	472,408
Freddie Mac Gold Pool 3% 1/1/2052	85,178	76,363
Freddie Mac Gold Pool 3% 10/1/2049	316,931	285,419
Freddie Mac Gold Pool 3% 10/1/2051	1,110,880	999,731
Freddie Mac Gold Pool 3% 11/1/2032	610,455	596,098
Freddie Mac Gold Pool 3% 11/1/2050	69,861	62,740
Freddie Mac Gold Pool 3% 12/1/2030	24,849	24,384
Freddie Mac Gold Pool 3% 12/1/2032	179,853	176,155
Freddie Mac Gold Pool 3% 12/1/2032	72,119	70,497
Freddie Mac Gold Pool 3% 12/1/2042	228,931	213,271
Freddie Mac Gold Pool 3% 12/1/2050	571,997	513,694
Freddie Mac Gold Pool 3% 2/1/2033	23,307	22,888
Freddie Mac Gold Pool 3% 2/1/2043	25,283	23,632
Freddie Mac Gold Pool 3% 2/1/2043	12,981	12,093
Freddie Mac Gold Pool 3% 3/1/2043	20,871	19,433
Freddie Mac Gold Pool 3% 3/1/2050	576,154	518,867
Freddie Mac Gold Pool 3% 3/1/2052	90,890	81,427
Freddie Mac Gold Pool 3% 3/1/2052	42,382	37,996
Freddie Mac Gold Pool 3% 4/1/2032	5,899	5,784
Freddie Mac Gold Pool 3% 4/1/2032	4,055	3,977
Freddie Mac Gold Pool 3% 4/1/2034	86,436	84,402
Freddie Mac Gold Pool 3% 4/1/2037	245,247	236,629
Freddie Mac Gold Pool 3% 4/1/2046	32,349	29,652
Freddie Mac Gold Pool 3% 4/1/2046	29,003	26,585
Freddie Mac Gold Pool 3% 4/1/2050	576,815	519,462
Freddie Mac Gold Pool 3% 5/1/2046	484,045	443,689
Freddie Mac Gold Pool 3% 5/1/2046	77,364	70,914
Freddie Mac Gold Pool 3% 6/1/2046	478,995	439,060
Freddie Mac Gold Pool 3% 6/1/2050	929,385	841,333
Freddie Mac Gold Pool 3% 6/1/2052	140,715	126,152
Freddie Mac Gold Pool 3% 7/1/2032	10,371	10,151
Freddie Mac Gold Pool 3% 8/1/2032	13,000	12,727
Freddie Mac Gold Pool 3% 8/1/2032	9,025	8,831
Freddie Mac Gold Pool 3% 9/1/2048	634,147	575,058
Freddie Mac Gold Pool 3% 9/1/2049	9,458	8,600
Freddie Mac Gold Pool 3% 9/1/2050	16,607	14,914
Freddie Mac Gold Pool 3.5% 1/1/2046	46,143	43,575
Freddie Mac Gold Pool 3.5% 10/1/2047	7,324	6,936
Freddie Mac Gold Pool 3.5% 11/1/2033	253,311	249,364
Freddie Mac Gold Pool 3.5% 11/1/2047	49,590	46,962
Freddie Mac Gold Pool 3.5% 12/1/2033	91,303	90,149
Freddie Mac Gold Pool 3.5% 12/1/2046	85,924	81,116
Freddie Mac Gold Pool 3.5% 12/1/2047	11,388	10,781
Freddie Mac Gold Pool 3.5% 2/1/2034	221,030	216,654
Freddie Mac Gold Pool 3.5% 2/1/2043	239,325	228,263
Freddie Mac Gold Pool 3.5% 2/1/2043	23,309	22,355
Freddie Mac Gold Pool 3.5% 2/1/2052	167,048	156,003
Freddie Mac Gold Pool 3.5% 3/1/2032	113,789	112,611
Freddie Mac Gold Pool 3.5% 3/1/2046	638,907	605,243
Freddie Mac Gold Pool 3.5% 4/1/2042	563,653	540,335
Freddie Mac Gold Pool 3.5% 4/1/2043	269,363	256,763
Freddie Mac Gold Pool 3.5% 4/1/2043	29,290	27,956
Freddie Mac Gold Pool 3.5% 4/1/2043	8,269	7,878
Freddie Mac Gold Pool 3.5% 4/1/2046	434,644	411,136
Freddie Mac Gold Pool 3.5% 4/1/2046	85,056	80,456
Freddie Mac Gold Pool 3.5% 4/1/2052 (j)(k)	10,029,818	9,388,607
Freddie Mac Gold Pool 3.5% 4/1/2052	1,092,532	1,011,078
Freddie Mac Gold Pool 3.5% 5/1/2034	106,330	104,892
Freddie Mac Gold Pool 3.5% 5/1/2045	841,068	795,154
Freddie Mac Gold Pool 3.5% 5/1/2045	10,535	9,927
Freddie Mac Gold Pool 3.5% 5/1/2046	939,897	890,825
Freddie Mac Gold Pool 3.5% 5/1/2046	483,609	457,453
Freddie Mac Gold Pool 3.5% 5/1/2046	122,933	116,169
Freddie Mac Gold Pool 3.5% 5/1/2052	136,412	126,241
Freddie Mac Gold Pool 3.5% 6/1/2032	374,240	370,203
Freddie Mac Gold Pool 3.5% 6/1/2042	30,170	28,853
Freddie Mac Gold Pool 3.5% 6/1/2045	1,025,418	970,366
Freddie Mac Gold Pool 3.5% 6/1/2045	166,755	158,168
Freddie Mac Gold Pool 3.5% 7/1/2032	370,701	366,664
Freddie Mac Gold Pool 3.5% 7/1/2032	82,134	81,257
Freddie Mac Gold Pool 3.5% 7/1/2042	346,365	330,477
Freddie Mac Gold Pool 3.5% 7/1/2047	120,389	114,046
Freddie Mac Gold Pool 3.5% 8/1/2034	180,626	178,132
Freddie Mac Gold Pool 3.5% 8/1/2047	187,874	177,918
Freddie Mac Gold Pool 3.5% 8/1/2047	21,636	20,490
Freddie Mac Gold Pool 3.5% 8/1/2047	14,817	14,032
Freddie Mac Gold Pool 3.5% 9/1/2042	437,122	416,656
Freddie Mac Gold Pool 3.5% 9/1/2042	335,780	320,204
Freddie Mac Gold Pool 3.5% 9/1/2046	116,610	110,194
Freddie Mac Gold Pool 3.5% 9/1/2046	27,472	25,969
Freddie Mac Gold Pool 3.5% 9/1/2047	5,933	5,618
Freddie Mac Gold Pool 3.5% 9/1/2047	5,526	5,233
Freddie Mac Gold Pool 4% 1/1/2036	197,829	197,774
Freddie Mac Gold Pool 4% 1/1/2042	97,689	96,194
Freddie Mac Gold Pool 4% 1/1/2044	23,415	22,958
Freddie Mac Gold Pool 4% 1/1/2044	11,523	11,283
Freddie Mac Gold Pool 4% 10/1/2041	13,212	13,018
Freddie Mac Gold Pool 4% 10/1/2042	7,478	7,349
Freddie Mac Gold Pool 4% 10/1/2043	28,714	28,144
Freddie Mac Gold Pool 4% 10/1/2043	15,476	15,154
Freddie Mac Gold Pool 4% 10/1/2043	10,125	9,947
Freddie Mac Gold Pool 4% 10/1/2048	193,195	186,837
Freddie Mac Gold Pool 4% 10/1/2052	972,380	939,471
Freddie Mac Gold Pool 4% 11/1/2040	464,031	457,529
Freddie Mac Gold Pool 4% 11/1/2042	140,957	138,825
Freddie Mac Gold Pool 4% 11/1/2042	64,015	63,085
Freddie Mac Gold Pool 4% 11/1/2042	25,484	25,051
Freddie Mac Gold Pool 4% 11/1/2042	21,955	21,555
Freddie Mac Gold Pool 4% 11/1/2042	10,037	9,848
Freddie Mac Gold Pool 4% 11/1/2042	962	956
Freddie Mac Gold Pool 4% 11/1/2043	160,006	157,262
Freddie Mac Gold Pool 4% 11/1/2048	38,776	37,573
Freddie Mac Gold Pool 4% 12/1/2047	502,629	487,439
Freddie Mac Gold Pool 4% 2/1/2041	192,324	189,751
Freddie Mac Gold Pool 4% 2/1/2042	27,884	27,491
Freddie Mac Gold Pool 4% 2/1/2043	16,990	16,665
Freddie Mac Gold Pool 4% 2/1/2043	7,339	7,196
Freddie Mac Gold Pool 4% 2/1/2044	15,587	15,283
Freddie Mac Gold Pool 4% 2/1/2044	8,503	8,348
Freddie Mac Gold Pool 4% 2/1/2045	152,114	149,015
Freddie Mac Gold Pool 4% 2/1/2045	1,283	1,254
Freddie Mac Gold Pool 4% 2/1/2048	225,151	218,768
Freddie Mac Gold Pool 4% 2/1/2052	13,634	13,220
Freddie Mac Gold Pool 4% 3/1/2042	29,780	29,275
Freddie Mac Gold Pool 4% 3/1/2042	29,264	28,829
Freddie Mac Gold Pool 4% 3/1/2049	545,336	527,051
Freddie Mac Gold Pool 4% 4/1/2042	495,489	487,211
Freddie Mac Gold Pool 4% 4/1/2042	26,160	25,766
Freddie Mac Gold Pool 4% 4/1/2042	5,510	5,408
Freddie Mac Gold Pool 4% 4/1/2043	11,814	11,607
Freddie Mac Gold Pool 4% 4/1/2048	22,397	21,762
Freddie Mac Gold Pool 4% 4/1/2048	20,290	19,715
Freddie Mac Gold Pool 4% 4/1/2048	10,971	10,660
Freddie Mac Gold Pool 4% 4/1/2048	4,858	4,720
Freddie Mac Gold Pool 4% 4/1/2048	4,408	4,283
Freddie Mac Gold Pool 4% 5/1/2042	33,280	32,808
Freddie Mac Gold Pool 4% 5/1/2043	13,433	13,172
Freddie Mac Gold Pool 4% 5/1/2043	5,605	5,493
Freddie Mac Gold Pool 4% 5/1/2043	1,844	1,811
Freddie Mac Gold Pool 4% 5/1/2045	56,843	56,009
Freddie Mac Gold Pool 4% 5/1/2048	339,728	329,717
Freddie Mac Gold Pool 4% 6/1/2043	15,610	15,384
Freddie Mac Gold Pool 4% 6/1/2045	34,419	33,672
Freddie Mac Gold Pool 4% 6/1/2047	145,245	141,627
Freddie Mac Gold Pool 4% 6/1/2047	87,863	85,164
Freddie Mac Gold Pool 4% 6/1/2048	330,745	319,862
Freddie Mac Gold Pool 4% 7/1/2042	284,150	279,109
Freddie Mac Gold Pool 4% 7/1/2043	28,244	27,695
Freddie Mac Gold Pool 4% 7/1/2043	23,621	23,199
Freddie Mac Gold Pool 4% 7/1/2043	10,160	9,956
Freddie Mac Gold Pool 4% 7/1/2043	8,813	8,633
Freddie Mac Gold Pool 4% 7/1/2043	7,277	7,128
Freddie Mac Gold Pool 4% 7/1/2045	97,732	95,565
Freddie Mac Gold Pool 4% 7/1/2048	116,265	113,551
Freddie Mac Gold Pool 4% 8/1/2041	2,943	2,899
Freddie Mac Gold Pool 4% 8/1/2044	4,097	4,012
Freddie Mac Gold Pool 4% 8/1/2044	4,066	3,997
Freddie Mac Gold Pool 4% 8/1/2048	160,049	154,783
Freddie Mac Gold Pool 4% 9/1/2041	27,329	26,933
Freddie Mac Gold Pool 4% 9/1/2042	1,373,711	1,350,790
Freddie Mac Gold Pool 4% 9/1/2042	16,092	15,875
Freddie Mac Gold Pool 4% 9/1/2043	19,943	19,576
Freddie Mac Gold Pool 4% 9/1/2043	15,813	15,490
Freddie Mac Gold Pool 4% 9/1/2043	7,417	7,262
Freddie Mac Gold Pool 4% 9/1/2043	2,722	2,670
Freddie Mac Gold Pool 4% 9/1/2043	642	638
Freddie Mac Gold Pool 4% 9/1/2048	203,904	197,704
Freddie Mac Gold Pool 4% 9/1/2048	40,102	38,883
Freddie Mac Gold Pool 4% 9/1/2051	14,611	14,176
Freddie Mac Gold Pool 4.5% 1/1/2041	120,552	121,554
Freddie Mac Gold Pool 4.5% 10/1/2035	5,564	5,612
Freddie Mac Gold Pool 4.5% 10/1/2039	530,555	535,008
Freddie Mac Gold Pool 4.5% 10/1/2039	135,721	136,851
Freddie Mac Gold Pool 4.5% 10/1/2039	9,522	9,601
Freddie Mac Gold Pool 4.5% 10/1/2040	13,726	13,836
Freddie Mac Gold Pool 4.5% 10/1/2041	65,910	66,433
Freddie Mac Gold Pool 4.5% 10/1/2047	9,171	9,156
Freddie Mac Gold Pool 4.5% 11/1/2039	6,453	6,507
Freddie Mac Gold Pool 4.5% 11/1/2040	67,777	68,338
Freddie Mac Gold Pool 4.5% 11/1/2047	19,936	19,831
Freddie Mac Gold Pool 4.5% 12/1/2039	5,607	5,654
Freddie Mac Gold Pool 4.5% 12/1/2040	11,511	11,603
Freddie Mac Gold Pool 4.5% 12/1/2048	579,531	578,010
Freddie Mac Gold Pool 4.5% 2/1/2041	21,114	21,290
Freddie Mac Gold Pool 4.5% 2/1/2041	18,789	18,944
Freddie Mac Gold Pool 4.5% 2/1/2041	18,196	18,340
Freddie Mac Gold Pool 4.5% 2/1/2041	14,793	14,908
Freddie Mac Gold Pool 4.5% 2/1/2041	9,183	9,256
Freddie Mac Gold Pool 4.5% 2/1/2047	13,712	13,719
Freddie Mac Gold Pool 4.5% 3/1/2041	43,407	43,766
Freddie Mac Gold Pool 4.5% 3/1/2041	17,342	17,485
Freddie Mac Gold Pool 4.5% 3/1/2041	9,550	9,629
Freddie Mac Gold Pool 4.5% 3/1/2044	1,825	1,837
Freddie Mac Gold Pool 4.5% 3/1/2047	10,797	10,789
Freddie Mac Gold Pool 4.5% 4/1/2041	16,517	16,645
Freddie Mac Gold Pool 4.5% 4/1/2041	14,437	14,556
Freddie Mac Gold Pool 4.5% 5/1/2039	79,358	80,026
Freddie Mac Gold Pool 4.5% 5/1/2039	34,353	34,656
Freddie Mac Gold Pool 4.5% 5/1/2039	6,757	6,814
Freddie Mac Gold Pool 4.5% 5/1/2041	21,264	21,427
Freddie Mac Gold Pool 4.5% 5/1/2041	19,581	19,738
Freddie Mac Gold Pool 4.5% 6/1/2041	28,050	28,286
Freddie Mac Gold Pool 4.5% 6/1/2041	13,649	13,763
Freddie Mac Gold Pool 4.5% 6/1/2041	3,093	3,120
Freddie Mac Gold Pool 4.5% 7/1/2047	9,698	9,681
Freddie Mac Gold Pool 4.5% 8/1/2040	72,059	72,658
Freddie Mac Gold Pool 4.5% 8/1/2041	2,968	2,993
Freddie Mac Gold Pool 4.5% 8/1/2041	2,148	2,166
Freddie Mac Gold Pool 4.5% 8/1/2055	419,757	413,055
Freddie Mac Gold Pool 4.5% 9/1/2039	25,271	25,484
Freddie Mac Gold Pool 4.5% 9/1/2039	1,788	1,804
Freddie Mac Gold Pool 4.5% 9/1/2041	4,976	5,017
Freddie Mac Gold Pool 5% 1/1/2035	11,408	11,635
Freddie Mac Gold Pool 5% 1/1/2053	717,924	724,477
Freddie Mac Gold Pool 5% 10/1/2052	579,251	585,805
Freddie Mac Gold Pool 5% 11/1/2033	106,579	108,594
Freddie Mac Gold Pool 5% 11/1/2052	1,342,204	1,356,971
Freddie Mac Gold Pool 5% 11/1/2052	575,031	582,975
Freddie Mac Gold Pool 5% 11/1/2053	852,720	865,299
Freddie Mac Gold Pool 5% 12/1/2034	40,857	41,707
Freddie Mac Gold Pool 5% 12/1/2052	1,351,131	1,365,996
Freddie Mac Gold Pool 5% 12/1/2052	210,025	212,007
Freddie Mac Gold Pool 5% 12/1/2052	152,373	153,811
Freddie Mac Gold Pool 5% 4/1/2054	103,086	104,543
Freddie Mac Gold Pool 5% 7/1/2033	4,668	4,678
Freddie Mac Gold Pool 5% 7/1/2041	8,178	8,393
Freddie Mac Gold Pool 5% 8/1/2036	64,872	66,356
Freddie Mac Gold Pool 5.5% 10/1/2053	174,148	176,794
Freddie Mac Gold Pool 5.5% 10/1/2054	523,480	532,496
Freddie Mac Gold Pool 5.5% 10/1/2054	245,333	249,367
Freddie Mac Gold Pool 5.5% 12/1/2054	728,543	745,075
Freddie Mac Gold Pool 5.5% 12/1/2054	105,807	107,183
Freddie Mac Gold Pool 5.5% 2/1/2054	72,752	74,062
Freddie Mac Gold Pool 5.5% 2/1/2055	6,598,315	6,684,116
Freddie Mac Gold Pool 5.5% 3/1/2053	2,916,264	3,005,220
Freddie Mac Gold Pool 5.5% 4/1/2055	164,407	166,742
Freddie Mac Gold Pool 5.5% 5/1/2053	831,370	852,053
Freddie Mac Gold Pool 5.5% 5/1/2054	567,563	579,732
Freddie Mac Gold Pool 5.5% 7/1/2055	396,883	402,044
Freddie Mac Gold Pool 5.5% 8/1/2055	1,847,269	1,898,999
Freddie Mac Gold Pool 6% 10/1/2034	10,110	10,473
Freddie Mac Gold Pool 6% 10/1/2054	758,876	790,831
Freddie Mac Gold Pool 6% 11/1/2028	553	566
Freddie Mac Gold Pool 6% 11/1/2038	220,136	228,316
Freddie Mac Gold Pool 6% 11/1/2053	156,168	161,561
Freddie Mac Gold Pool 6% 2/1/2029	525	538
Freddie Mac Gold Pool 6% 2/1/2040	384,262	400,582
Freddie Mac Gold Pool 6% 4/1/2032	14,605	15,181
Freddie Mac Gold Pool 6% 4/1/2054	2,016,988	2,099,398
Freddie Mac Gold Pool 6% 5/1/2033	10,543	10,917
Freddie Mac Gold Pool 6% 5/1/2054	1,087,451	1,133,581
Freddie Mac Gold Pool 6% 6/1/2029	901	923
Freddie Mac Gold Pool 6% 6/1/2029	203	208
Freddie Mac Gold Pool 6% 7/1/2029	2,398	2,459
Freddie Mac Gold Pool 6% 7/1/2029	85	87
Freddie Mac Gold Pool 6% 7/1/2029	29	29
Freddie Mac Gold Pool 6% 7/1/2039	2,435,268	2,525,753
Freddie Mac Gold Pool 6% 8/1/2055	4,727,461	4,923,939
Freddie Mac Gold Pool 6% 8/1/2055	1,774,634	1,850,608
Freddie Mac Gold Pool 6% 9/1/2033	20,021	20,877
Freddie Mac Gold Pool 6% 9/1/2036	50,026	52,922
Freddie Mac Gold Pool 6% 9/1/2054	697,984	728,684
Freddie Mac Gold Pool 6% 9/1/2054	175,853	182,475
Freddie Mac Gold Pool 6.5% 1/1/2032	11,819	12,352
Freddie Mac Gold Pool 6.5% 1/1/2054	885,291	930,912
Freddie Mac Gold Pool 6.5% 10/1/2032	12,393	13,012
Freddie Mac Gold Pool 6.5% 10/1/2053	289,772	304,705
Freddie Mac Gold Pool 6.5% 2/1/2037	1,177	1,230
Freddie Mac Gold Pool 6.5% 3/1/2032	2,022	2,119
Freddie Mac Gold Pool 6.5% 3/1/2032	1,120	1,177
Freddie Mac Gold Pool 6.5% 3/1/2037	1,247	1,337
Freddie Mac Gold Pool 6.5% 4/1/2032	998	1,047
Freddie Mac Gold Pool 6.5% 4/1/2032	853	892
Freddie Mac Gold Pool 6.5% 5/1/2031	2,291	2,395
Freddie Mac Gold Pool 6.5% 5/1/2033	25,782	26,744
Freddie Mac Gold Pool 6.5% 6/1/2054	1,314,129	1,385,238
Freddie Mac Gold Pool 6.5% 6/1/2054	248,264	262,551
Freddie Mac Gold Pool 6.5% 9/1/2039	19,942	21,393
Freddie Mac Gold Pool 6.5% 9/1/2053	77,750	81,932
Freddie Mac Gold Pool 6.5% 9/1/2054	3,543,019	3,751,343
Freddie Mac Gold Pool 6.5% 9/1/2054	298,424	315,691
Freddie Mac Gold Pool 7% 1/1/2036	3,245	3,434
Freddie Mac Gold Pool 7% 1/1/2054	1,412,443	1,496,659
Freddie Mac Gold Pool 7% 1/1/2054	1,355,181	1,438,630
Freddie Mac Gold Pool 7% 1/1/2054	540,174	572,888
Freddie Mac Gold Pool 7% 1/1/2054	351,564	373,212
Freddie Mac Gold Pool 7% 1/1/2054	204,296	216,668
Freddie Mac Gold Pool 7% 11/1/2026	234	236
Freddie Mac Gold Pool 7% 11/1/2034	6,041	6,432
Freddie Mac Gold Pool 7% 11/1/2034	5,373	5,681
Freddie Mac Gold Pool 7% 11/1/2053	183,815	195,550
Freddie Mac Gold Pool 7% 12/1/2026	251	252
Freddie Mac Gold Pool 7% 12/1/2053	165,220	174,018
Freddie Mac Gold Pool 7% 12/1/2053	26,975	28,419
Freddie Mac Gold Pool 7% 2/1/2054	739,851	783,964
Freddie Mac Gold Pool 7% 3/1/2054	21,923	23,319
Freddie Mac Gold Pool 7% 6/1/2054	1,251,421	1,327,209
Freddie Mac Gold Pool 7% 6/1/2054	1,236,777	1,314,964
Freddie Mac Gold Pool 7% 7/1/2029	7,815	8,191
Freddie Mac Gold Pool 7% 7/1/2043	11,393	12,065
Freddie Mac Gold Pool 7% 8/1/2026	616	618
Freddie Mac Gold Pool 7% 8/1/2034	4,627	4,976
Freddie Mac Gold Pool 7% 8/1/2054	542,752	577,233
Freddie Mac Gold Pool 7% 8/1/2054	536,588	574,409
Freddie Mac Gold Pool 7% 9/1/2026	954	959
Freddie Mac Gold Pool 7% 9/1/2035	13,450	14,258
Freddie Mac Gold Pool 7% 9/1/2043	23,470	24,664
Freddie Mac Gold Pool 7% 9/1/2054	768,454	814,273
Freddie Mac Gold Pool 7.5% 1/1/2027	11	11
Freddie Mac Gold Pool 7.5% 11/1/2029	831	868
Freddie Mac Gold Pool 7.5% 11/1/2029	166	172
Freddie Mac Gold Pool 7.5% 2/1/2032	70,372	74,956
Freddie Mac Gold Pool 7.5% 6/1/2027	213	217
Freddie Mac Gold Pool 7.5% 7/1/2034	26,903	28,078
Freddie Mac Gold Pool 7.5% 9/1/2030	185	195
Freddie Mac Gold Pool 7.5% 9/1/2031	1,539	1,631
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	839,544	887,136
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	749,925	792,906
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	239,645	254,504
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (c)(d)	18,244	18,719
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (c)(d)	54,847	56,945
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (c)(d)	10,768	11,211
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (c)(d)	6,370	6,633
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	13,204	13,584
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	6,524	6,763
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (c)(d)	304	310
Freddie Mac Non Gold Pool 5.5% 2/1/2055	499,008	505,496
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,484,701	1,525,351
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,024,043	1,050,480
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,144,740	1,175,723
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,142,107	1,169,450
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (c)(d)	48,371	49,739
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	11	11
Freddie Mac Non Gold Pool 6% 11/1/2054	641,927	667,302
Freddie Mac Non Gold Pool 6% 6/1/2053	537,129	558,194
Freddie Mac Non Gold Pool 6% 6/1/2053	490,121	508,423
Freddie Mac Non Gold Pool 6% 7/1/2053	448,691	466,287
Freddie Mac Non Gold Pool 6% 9/1/2053	408,606	422,716
Freddie Mac Non Gold Pool 6.5% 1/1/2055	474,416	498,567
Freddie Mac Non Gold Pool 6.5% 1/1/2055	441,515	467,509
Freddie Mac Non Gold Pool 6.5% 11/1/2054	190,941	202,168
Freddie Mac Non Gold Pool 6.5% 2/1/2055	507,197	537,218
Ginnie Mae I Pool 2.5% 1/20/2052	477,513	411,397
Ginnie Mae I Pool 2.5% 12/20/2051	745,098	641,933
Ginnie Mae I Pool 2.5% 12/20/2051	485,524	418,147
Ginnie Mae I Pool 2.5% 12/20/2051	396,590	341,679
Ginnie Mae I Pool 2.5% 8/20/2051	4,191,551	3,612,502
Ginnie Mae I Pool 2.5% 8/20/2051	1,089,092	938,637
Ginnie Mae I Pool 2.5% 8/20/2051	412,954	355,906
Ginnie Mae I Pool 2.5% 9/20/2051	1,676,611	1,443,946
Ginnie Mae I Pool 2.5% 9/20/2051	1,091,565	940,088
Ginnie Mae I Pool 3% 12/20/2042	157,528	145,895
Ginnie Mae I Pool 3% 3/20/2043	102,311	94,796
Ginnie Mae I Pool 3% 3/20/2043	42,043	38,982
Ginnie Mae I Pool 3% 4/15/2045	22,732	20,741
Ginnie Mae I Pool 3% 5/15/2043	25,379	23,406
Ginnie Mae I Pool 3% 6/15/2042	39,986	37,006
Ginnie Mae I Pool 3% 6/15/2043	52,738	49,183
Ginnie Mae I Pool 3% 6/15/2043	32,438	30,042
Ginnie Mae I Pool 3% 6/20/2042	187,084	174,303
Ginnie Mae I Pool 3% 7/15/2043	9,486	8,754
Ginnie Mae I Pool 3.5% 10/20/2052	561,544	520,969
Ginnie Mae I Pool 3.5% 2/15/2043	209,203	198,157
Ginnie Mae I Pool 3.5% 3/15/2042	9,510	9,021
Ginnie Mae I Pool 3.5% 3/15/2043	141,516	134,354
Ginnie Mae I Pool 3.5% 5/20/2046	23,419	21,850
Ginnie Mae I Pool 3.5% 5/20/2046	13,245	12,357
Ginnie Mae I Pool 3.5% 5/20/2046	11,760	10,972
Ginnie Mae I Pool 3.5% 5/20/2046	11,413	10,648
Ginnie Mae I Pool 3.5% 5/20/2046	10,074	9,399
Ginnie Mae I Pool 3.5% 5/20/2046	6,263	5,834
Ginnie Mae I Pool 3.5% 6/20/2046	44,196	41,234
Ginnie Mae I Pool 3.5% 6/20/2046	18,410	17,177
Ginnie Mae I Pool 3.5% 6/20/2046	14,780	13,789
Ginnie Mae I Pool 3.5% 6/20/2046	13,552	12,644
Ginnie Mae I Pool 3.5% 6/20/2046	11,365	10,603
Ginnie Mae I Pool 3.5% 6/20/2046	7,951	7,418
Ginnie Mae I Pool 3.5% 6/20/2046	5,351	4,992
Ginnie Mae I Pool 3.5% 7/15/2043	15,998	15,167
Ginnie Mae I Pool 3.5% 7/20/2043	39,233	37,164
Ginnie Mae I Pool 3.5% 7/20/2046	768,856	717,326
Ginnie Mae I Pool 3.5% 7/20/2052	3,085,119	2,865,336
Ginnie Mae I Pool 3.5% 8/20/2052	1,760,597	1,635,173
Ginnie Mae I Pool 3.5% 9/20/2052	2,471,523	2,295,452
Ginnie Mae I Pool 4% 1/15/2042	4,760	4,638
Ginnie Mae I Pool 4% 1/15/2043	17,421	16,949
Ginnie Mae I Pool 4% 10/15/2040	78,807	76,952
Ginnie Mae I Pool 4% 10/15/2040	30,913	30,200
Ginnie Mae I Pool 4% 10/15/2040	7,247	7,077
Ginnie Mae I Pool 4% 10/15/2040	3,278	3,203
Ginnie Mae I Pool 4% 10/15/2041	136,165	132,680
Ginnie Mae I Pool 4% 10/15/2041	36,938	36,048
Ginnie Mae I Pool 4% 10/15/2041	20,163	19,650
Ginnie Mae I Pool 4% 10/15/2041	13,869	13,501
Ginnie Mae I Pool 4% 10/15/2041	2,032	1,978
Ginnie Mae I Pool 4% 11/15/2041	95,931	93,557
Ginnie Mae I Pool 4% 11/15/2042	5,764	5,609
Ginnie Mae I Pool 4% 12/15/2040	8,925	8,722
Ginnie Mae I Pool 4% 12/15/2040	3,512	3,429
Ginnie Mae I Pool 4% 12/15/2041	44,787	43,698
Ginnie Mae I Pool 4% 12/15/2041	30,720	29,930
Ginnie Mae I Pool 4% 12/15/2041	1,600	1,559
Ginnie Mae I Pool 4% 12/15/2042	6,541	6,372
Ginnie Mae I Pool 4% 2/15/2041	12,739	12,439
Ginnie Mae I Pool 4% 2/15/2042	64,687	63,059
Ginnie Mae I Pool 4% 2/15/2042	14,745	14,367
Ginnie Mae I Pool 4% 3/15/2040	11,135	10,867
Ginnie Mae I Pool 4% 3/15/2041	26,988	26,420
Ginnie Mae I Pool 4% 3/15/2041	14,092	13,728
Ginnie Mae I Pool 4% 3/15/2041	5,493	5,365
Ginnie Mae I Pool 4% 3/15/2042	49,203	47,923
Ginnie Mae I Pool 4% 3/15/2042	14,114	13,755
Ginnie Mae I Pool 4% 3/15/2042	7,536	7,333
Ginnie Mae I Pool 4% 4/15/2042	10,761	10,478
Ginnie Mae I Pool 4% 4/15/2043	3,632	3,540
Ginnie Mae I Pool 4% 5/15/2041	63,872	62,714
Ginnie Mae I Pool 4% 5/15/2042	1,425	1,413
Ginnie Mae I Pool 4% 5/20/2049	165,443	158,006
Ginnie Mae I Pool 4% 6/15/2041	88,191	86,021
Ginnie Mae I Pool 4% 6/15/2041	9,341	9,111
Ginnie Mae I Pool 4% 6/15/2041	6,489	6,354
Ginnie Mae I Pool 4% 6/15/2041	6,454	6,286
Ginnie Mae I Pool 4% 6/15/2042	2,329	2,265
Ginnie Mae I Pool 4% 7/15/2041	6,204	6,062
Ginnie Mae I Pool 4% 7/15/2041	3,591	3,497
Ginnie Mae I Pool 4% 8/15/2041	8,311	8,117
Ginnie Mae I Pool 4% 8/15/2043	5,172	5,018
Ginnie Mae I Pool 4% 8/15/2043	3,656	3,558
Ginnie Mae I Pool 4% 9/15/2040	3,285	3,210
Ginnie Mae I Pool 4% 9/15/2041	44,992	43,866
Ginnie Mae I Pool 4% 9/15/2041	4,485	4,365
Ginnie Mae I Pool 4.5% 2/15/2040	20,145	20,204
Ginnie Mae I Pool 4.5% 2/15/2040	1,285	1,289
Ginnie Mae I Pool 4.5% 3/15/2040	169,877	170,349
Ginnie Mae I Pool 4.5% 3/15/2040	31,028	31,114
Ginnie Mae I Pool 4.5% 3/15/2040	17,318	17,363
Ginnie Mae I Pool 4.5% 3/15/2041	50,341	50,456
Ginnie Mae I Pool 4.5% 4/20/2053	1,876,429	1,846,858
Ginnie Mae I Pool 4.5% 5/15/2039	1,941	1,947
Ginnie Mae I Pool 4.5% 5/15/2040	61,238	61,406
Ginnie Mae I Pool 4.5% 5/20/2041	1,795	1,800
Ginnie Mae I Pool 4.5% 6/15/2040	103,644	103,923
Ginnie Mae I Pool 4.5% 6/15/2040	81,651	81,826
Ginnie Mae I Pool 4.5% 6/15/2040	81,145	81,370
Ginnie Mae I Pool 4.5% 6/15/2040	80,358	80,581
Ginnie Mae I Pool 4.5% 6/15/2040	53,376	53,517
Ginnie Mae I Pool 4.5% 6/15/2040	26,753	26,828
Ginnie Mae I Pool 4.5% 6/15/2040	17,233	17,280
Ginnie Mae I Pool 4.5% 6/15/2041	274,980	275,653
Ginnie Mae I Pool 4.5% 7/15/2040	82,650	82,877
Ginnie Mae I Pool 4.5% 7/15/2040	81,375	81,601
Ginnie Mae I Pool 4.5% 7/15/2040	54,853	55,005
Ginnie Mae I Pool 4.5% 7/15/2040	41,524	41,641
Ginnie Mae I Pool 4.5% 7/15/2040	30,782	30,866
Ginnie Mae I Pool 4.5% 7/15/2040	22,914	22,975
Ginnie Mae I Pool 4.5% 7/15/2040	3,506	3,515
Ginnie Mae I Pool 4.5% 8/15/2033	257	258
Ginnie Mae I Pool 4.5% 8/15/2039	119,021	119,358
Ginnie Mae I Pool 4.5% 8/15/2039	73,275	73,489
Ginnie Mae I Pool 4.5% 8/15/2040	32,068	32,155
Ginnie Mae I Pool 4.5% 8/15/2040	7,762	7,787
Ginnie Mae I Pool 5% 11/15/2039	30,089	30,719
Ginnie Mae I Pool 5% 11/15/2039	20,856	21,307
Ginnie Mae I Pool 5% 4/15/2040	70,721	72,241
Ginnie Mae I Pool 5% 4/15/2040	26,996	27,580
Ginnie Mae I Pool 5% 4/20/2048	105,369	107,771
Ginnie Mae I Pool 5% 5/15/2039	19,029	19,432
Ginnie Mae I Pool 5% 6/15/2040	212,516	217,110
Ginnie Mae I Pool 5% 6/15/2040	10,317	10,541
Ginnie Mae I Pool 5% 6/15/2041	8,835	9,020
Ginnie Mae I Pool 5% 7/15/2039	27,194	27,771
Ginnie Mae I Pool 5% 7/15/2040	16,361	16,716
Ginnie Mae I Pool 5% 7/15/2040	2,208	2,257
Ginnie Mae I Pool 5% 8/15/2039	1,595	1,630
Ginnie Mae I Pool 5% 9/15/2039	17,480	17,852
Ginnie Mae I Pool 5.5% 12/15/2038	1,017	1,050
Ginnie Mae I Pool 5.5% 3/20/2054	964,286	989,999
Ginnie Mae I Pool 5.5% 9/15/2039	49,923	51,671
Ginnie Mae I Pool 5.5% 9/20/2054	651,596	658,789
Ginnie Mae I Pool 6.5% 10/15/2034	18,262	19,319
Ginnie Mae I Pool 6.5% 7/15/2036	324	345
Ginnie Mae I Pool 7% 1/15/2028	277	280
Ginnie Mae I Pool 7% 1/15/2028	14	14
Ginnie Mae I Pool 7% 1/15/2029	38	38
Ginnie Mae I Pool 7% 10/15/2028	199	203
Ginnie Mae I Pool 7% 12/15/2027	84	85
Ginnie Mae I Pool 7% 12/15/2031	1,025	1,061
Ginnie Mae I Pool 7% 2/15/2028	87	88
Ginnie Mae I Pool 7% 4/20/2032	20,295	21,142
Ginnie Mae I Pool 7% 5/15/2028	59	60
Ginnie Mae I Pool 7% 5/15/2029	1,051	1,074
Ginnie Mae I Pool 7% 7/15/2028	474	480
Ginnie Mae I Pool 7% 7/15/2028	210	214
Ginnie Mae I Pool 7% 7/15/2029	82	84
Ginnie Mae I Pool 7% 7/15/2029	14	14
Ginnie Mae I Pool 7% 8/15/2028	153	155
Ginnie Mae I Pool 7% 8/15/2029	108	111
Ginnie Mae I Pool 7% 9/15/2028	4,402	4,479
Ginnie Mae I Pool 7% 9/15/2028	785	791
Ginnie Mae I Pool 7% 9/15/2028	53	54
Ginnie Mae I Pool 7% 9/15/2028	1	1
Ginnie Mae I Pool 7.5% 11/15/2027	53	54
Ginnie Mae I Pool 7.5% 11/15/2029	650	674
Ginnie Mae I Pool 7.5% 12/15/2026	8	8
Ginnie Mae I Pool 7.5% 12/15/2028	369	374
Ginnie Mae I Pool 7.5% 12/15/2029	336	349
Ginnie Mae I Pool 7.5% 3/15/2028	229	232
Ginnie Mae I Pool 7.5% 4/15/2028	238	243
Ginnie Mae I Pool 7.5% 5/15/2029	871	892
Ginnie Mae I Pool 7.5% 7/15/2029	4,314	4,467
Ginnie Mae I Pool 7.5% 9/15/2027	19	19
Ginnie Mae I Pool 7.5% 9/15/2028	271	277
Ginnie Mae I Pool 8.5% 10/15/2028	606	616
Ginnie Mae I Pool 8.5% 11/15/2027	323	327
Ginnie Mae II Pool 2% 1/20/2051	9,205,602	7,677,206
Ginnie Mae II Pool 2% 10/20/2050	4,835,494	4,034,778
Ginnie Mae II Pool 2% 11/20/2050	2,794,991	2,332,689
Ginnie Mae II Pool 2% 12/20/2050	4,016,020	3,348,931
Ginnie Mae II Pool 2% 2/20/2051	526,878	439,257
Ginnie Mae II Pool 2% 2/20/2052	8,864,083	7,392,389
Ginnie Mae II Pool 2% 3/20/2052	694,869	579,501
Ginnie Mae II Pool 2% 4/20/2051	215,330	179,511
Ginnie Mae II Pool 2% 4/20/2052	27,458,722	22,899,781
Ginnie Mae II Pool 2% 8/20/2051	309,143	257,720
Ginnie Mae II Pool 2% 9/20/2050	1,467,614	1,226,241
Ginnie Mae II Pool 2.5% 12/1/2055 (i)	9,200,000	7,985,313
Ginnie Mae II Pool 2.5% 12/20/2051	553,926	481,125
Ginnie Mae II Pool 2.5% 5/20/2052	3,070,164	2,667,377
Ginnie Mae II Pool 2.5% 6/20/2054	418,110	363,747
Ginnie Mae II Pool 2.5% 8/20/2051	9,024,998	7,837,449
Ginnie Mae II Pool 3% 12/1/2055 (i)	6,650,000	6,000,066
Ginnie Mae II Pool 3% 12/20/2046	560,072	512,725
Ginnie Mae II Pool 3% 3/20/2050	504,533	456,678
Ginnie Mae II Pool 3% 4/20/2052	2,824,190	2,549,696
Ginnie Mae II Pool 3% 5/20/2052	8,122,802	7,333,315
Ginnie Mae II Pool 3.5% 1/20/2044	11,024	10,464
Ginnie Mae II Pool 3.5% 10/20/2041	4,610	4,400
Ginnie Mae II Pool 3.5% 10/20/2043	3,805	3,614
Ginnie Mae II Pool 3.5% 11/20/2041	175,999	168,010
Ginnie Mae II Pool 3.5% 11/20/2043	4,191	3,980
Ginnie Mae II Pool 3.5% 12/20/2040	2,134	2,042
Ginnie Mae II Pool 3.5% 2/20/2043	145,670	138,637
Ginnie Mae II Pool 3.5% 2/20/2044	2,246	2,131
Ginnie Mae II Pool 3.5% 3/20/2043	110,828	105,456
Ginnie Mae II Pool 3.5% 3/20/2044	2,289	2,172
Ginnie Mae II Pool 3.5% 4/20/2043	176,934	168,324
Ginnie Mae II Pool 3.5% 4/20/2044	2,086	1,978
Ginnie Mae II Pool 3.5% 4/20/2046	12,270	11,448
Ginnie Mae II Pool 3.5% 5/20/2043	29,511	27,947
Ginnie Mae II Pool 3.5% 5/20/2046	23,091	21,543
Ginnie Mae II Pool 3.5% 5/20/2046	5,819	5,429
Ginnie Mae II Pool 3.5% 7/20/2043	5,112	4,862
Ginnie Mae II Pool 3.5% 8/20/2043	10,305	9,795
Ginnie Mae II Pool 3.5% 9/20/2040	4,846	4,634
Ginnie Mae II Pool 3.5% 9/20/2043	28,351	26,934
Ginnie Mae II Pool 4% 1/20/2041	727,783	712,782
Ginnie Mae II Pool 4% 1/20/2046	18,879	18,334
Ginnie Mae II Pool 4% 10/20/2040	294,602	288,579
Ginnie Mae II Pool 4% 10/20/2041	343,523	336,099
Ginnie Mae II Pool 4% 10/20/2045	3,785	3,677
Ginnie Mae II Pool 4% 11/20/2040	165,906	162,483
Ginnie Mae II Pool 4% 11/20/2044	405,098	394,219
Ginnie Mae II Pool 4% 12/20/2040	2,266	2,220
Ginnie Mae II Pool 4% 12/20/2044	10,920	10,627
Ginnie Mae II Pool 4% 12/20/2045	24,297	23,604
Ginnie Mae II Pool 4% 2/20/2041	49,194	48,174
Ginnie Mae II Pool 4% 3/20/2041	39,033	38,224
Ginnie Mae II Pool 4% 6/20/2045	1,066,109	1,036,572
Ginnie Mae II Pool 4% 7/20/2033	5,260	5,203
Ginnie Mae II Pool 4% 7/20/2044	58,961	57,413
Ginnie Mae II Pool 4% 8/20/2041	7,285	7,128
Ginnie Mae II Pool 4% 8/20/2043	21,740	21,209
Ginnie Mae II Pool 4% 8/20/2044	26,169	25,479
Ginnie Mae II Pool 4% 8/20/2045	260,376	253,012
Ginnie Mae II Pool 4% 8/20/2048	1,095,073	1,058,166
Ginnie Mae II Pool 4% 9/20/2040	230,274	225,560
Ginnie Mae II Pool 4% 9/20/2045	2,922	2,839
Ginnie Mae II Pool 4.5% 1/20/2045	2,385	2,389
Ginnie Mae II Pool 4.5% 10/20/2044	1,964	1,967
Ginnie Mae II Pool 4.5% 11/20/2039	1,519	1,524
Ginnie Mae II Pool 4.5% 11/20/2040	118,625	118,997
Ginnie Mae II Pool 4.5% 11/20/2041	1,149	1,152
Ginnie Mae II Pool 4.5% 11/20/2054	9,268,731	9,082,109
Ginnie Mae II Pool 4.5% 2/20/2041	94,386	94,677
Ginnie Mae II Pool 4.5% 2/20/2042	1,415	1,418
Ginnie Mae II Pool 4.5% 3/20/2041	9,291	9,320
Ginnie Mae II Pool 4.5% 3/20/2046	3,452	3,458
Ginnie Mae II Pool 4.5% 4/20/2035	6,171	6,195
Ginnie Mae II Pool 4.5% 5/20/2040	10,109	10,141
Ginnie Mae II Pool 4.5% 5/20/2041	125,366	125,750
Ginnie Mae II Pool 4.5% 5/20/2042	8,800	8,826
Ginnie Mae II Pool 4.5% 5/20/2046	3,477	3,483
Ginnie Mae II Pool 4.5% 6/20/2035	1,110	1,113
Ginnie Mae II Pool 4.5% 6/20/2041	5,268	5,284
Ginnie Mae II Pool 4.5% 6/20/2043	1,766	1,772
Ginnie Mae II Pool 4.5% 6/20/2044	2,211	2,217
Ginnie Mae II Pool 4.5% 9/20/2039	2,852	2,862
Ginnie Mae II Pool 4.5% 9/20/2040	51,200	51,362
Ginnie Mae II Pool 4.5% 9/20/2046	2,427	2,434
Ginnie Mae II Pool 5% 1/1/2056 (i)	6,975,000	6,959,742
Ginnie Mae II Pool 5% 12/1/2055 (i)	13,950,000	13,934,741
Ginnie Mae II Pool 5% 12/20/2054	806,910	809,273
Ginnie Mae II Pool 5.5% 1/1/2056 (i)	10,450,000	10,546,744
Ginnie Mae II Pool 5.5% 1/20/2055	825,474	846,969
Ginnie Mae II Pool 5.5% 12/1/2055 (i)	13,950,000	14,091,679
Ginnie Mae II Pool 5.5% 12/20/2054	988,743	1,016,343
Ginnie Mae II Pool 5.5% 12/20/2054	269,334	272,328
Ginnie Mae II Pool 6% 1/1/2056 (i)	32,475,000	33,102,933
Ginnie Mae II Pool 6% 12/1/2055 (i)	73,800,000	75,201,049
Ginnie Mae II Pool 6% 12/20/2054	1,776,299	1,810,157
Ginnie Mae II Pool 6% 2/1/2056 (i)	19,950,000	20,321,724
Ginnie Mae II Pool 6.5% 5/20/2055	4,003,052	4,126,840
Ginnie Mae II Pool 7% 2/20/2032	6,220	6,486
Ginnie Mae II Pool 7% 3/20/2032	3,076	3,211
Uniform Mortgage Backed Securities 2% 1/1/2056 (i)	35,750,000	29,115,304
Uniform Mortgage Backed Securities 2% 12/1/2055 (i)	62,225,000	50,655,040
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (i)	5,700,000	4,852,570
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (i)	11,400,000	9,702,469
Uniform Mortgage Backed Securities 3% 12/1/2055 (i)	3,700,000	3,286,351
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (i)	11,725,000	11,468,974
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (i)	15,450,000	15,125,309
Uniform Mortgage Backed Securities 5% 12/1/2040 (i)	14,850,000	15,021,703
Uniform Mortgage Backed Securities 5% 12/1/2055 (i)	7,050,000	7,036,781
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (i)	19,825,000	20,059,647
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (i)	28,725,000	29,088,549
Uniform Mortgage Backed Securities 6% 1/1/2056 (i)	39,550,000	40,490,859
Uniform Mortgage Backed Securities 6% 12/1/2055 (i)	71,300,000	73,010,089
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (i)	2,825,000	2,927,737
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (i)	32,100,000	33,251,087
TOTAL UNITED STATES		1,018,347,953
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,026,297,787)		1,018,347,953

U.S. Treasury Obligations - 4.2%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	9,300,000	9,303,633
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	3,180,599	3,106,175
US Treasury Notes 3.75% 4/15/2028	3.69	4,450,000	4,475,553
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	6,750,000	6,723,389
US Treasury Notes 4.125% 3/31/2031	4.65	890,000	910,581
US Treasury Notes 4.5% 5/31/2029	4.28	210,000	216,653
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.99	4,710,000	4,784,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,236,556)			29,520,314

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $49,836,805)	4.02	49,826,925	49,836,890

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	4,600,000	149,194
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	3,900,000	123,205
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	2,660,000	74,222
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,000,000	57,788
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,040,000	14,993
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	790,000	23,902
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	1,900,000	59,325
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,800,000	22,233
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	2,850,000	42,505
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	2,750,000	47,087
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	880,000	15,678
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	8,860,000	310,136
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	5,200,000	182,177
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	3,960,000	111,548
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	2,200,000	13,932
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	3,030,000	107,141

TOTAL PUT SWAPTIONS			1,355,066
Call Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	4,600,000	141,526
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	3,900,000	124,489
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	2,660,000	101,138
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,000,000	73,102
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,040,000	62,402
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	790,000	29,721
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	1,900,000	69,113
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,800,000	60,802
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	2,850,000	87,856
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	2,750,000	81,216
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	880,000	26,552
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	8,860,000	281,941
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	5,200,000	165,108
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	3,960,000	80,696
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	2,200,000	20,530
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	3,030,000	97,575

TOTAL CALL SWAPTIONS			1,503,767
TOTAL PURCHASED SWAPTIONS (Cost $3,324,372)			2,858,833

TOTAL INVESTMENT IN SECURITIES - 178.9% (Cost $1,258,836,967)	1,251,388,054
NET OTHER ASSETS (LIABILITIES) - (78.9)%	(551,555,479)
NET ASSETS - 100.0%	699,832,575

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2055	(7,150,000)	(5,957,961)
Ginnie Mae II Pool 5% 12/1/2055	(13,950,000)	(13,934,741)
Ginnie Mae II Pool 5.5% 12/1/2055	(13,950,000)	(14,091,679)
Ginnie Mae II Pool 6% 1/1/2056	(12,250,000)	(12,486,865)
Ginnie Mae II Pool 6% 12/1/2055	(73,800,000)	(75,201,049)
Uniform Mortgage Backed Securities 2% 12/1/2055	(50,575,000)	(41,171,211)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(11,400,000)	(9,702,469)
Uniform Mortgage Backed Securities 3% 12/1/2055	(250,000)	(222,050)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(700,000)	(684,715)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(15,450,000)	(15,125,309)
Uniform Mortgage Backed Securities 5% 12/1/2055	(5,200,000)	(5,190,250)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(26,900,000)	(27,240,452)
Uniform Mortgage Backed Securities 6% 12/1/2055	(67,850,000)	(69,477,342)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(32,100,000)	(33,251,087)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(323,737,180)

TOTAL TBA SALE COMMITMENTS (Proceeds $323,263,612)		(323,737,180)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	434	3/31/2026	90,641,578	37,299	37,299
CBOT US Treasury Long Bond Contracts (United States)	53	3/20/2026	6,225,844	45,453	45,453

TOTAL PURCHASED					82,752

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	175	3/20/2026	19,835,156	(91,929)	(91,929)
CBOT 5Y US Treasury Notes Contracts (United States)	71	3/31/2026	7,792,805	(19,746)	(19,746)
CBOT US Treasury Ultra Bond Contracts (United States)	4	3/20/2026	484,125	(1,188)	(1,188)

TOTAL SOLD					(112,863)

TOTAL FUTURES CONTRACTS					(30,111)
The notional amount of futures purchased as a percentage of Net Assets is 13.9%
The notional amount of futures sold as a percentage of Net Assets is 4.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(3,356)	(11,780)	(15,136)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(7,154)	(16,859)	(24,013)
CMBX AAA Series 13 Index		12/16/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(3,180)	(11,619)	(14,799)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	60,725	(82,451)	(21,726)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,735	(2,347)	(612)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	270,000	46,845	(65,811)	(18,966)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,880	(20,271)	(6,391)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	350,000	60,725	(97,409)	(36,684)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	22,555	(35,799)	(13,244)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	12,145	(15,056)	(2,911)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	24,290	(34,543)	(10,253)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,205	(7,948)	(2,743)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	15,615	(19,961)	(4,346)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,150	(15,547)	(1,397)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	21,225	(18,632)	2,593
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	14,150	(11,230)	2,920
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	37,945	(15,089)	22,856
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	18,972	(7,646)	11,326
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	56,917	(21,550)	35,367
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	33,414	(13,147)	20,267
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	16,707	(7,038)	9,669
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	9,486	(4,894)	4,592
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	15,315	(15,840)	(525)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	37,945	(42,174)	(4,229)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,707	(14,719)	1,988
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	8,354	(7,268)	1,086
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	14,150	(14,354)	(204)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	(337)	(1,105)	(1,442)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	18,972	(14,270)	4,702
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,799,625	12,827	(14,898)	(2,071)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	599,875	4,276	(5,660)	(1,384)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	52,050	(51,189)	861
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	28,300	(28,702)	(402)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	899,812	6,414	(7,919)	(1,505)

TOTAL BUY PROTECTION							687,969	(754,725)	(66,756)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	13,690	70,014	83,704
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	499,896	(759)	3,733	2,974

TOTAL SELL PROTECTION							12,931	73,747	86,678
TOTAL CREDIT DEFAULT SWAPS							700,900	(680,978)	19,922

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	58,480,000	142,373	0	142,373
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	51,634,000	202,279	0	202,279
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	21,241,000	96,132	0	96,132
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	2,625,000	13,662	0	13,662
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	240,000	151	0	151
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	741,000	14,954	0	14,954
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	2,220,000	(86)	0	(86)
TOTAL INTEREST RATE SWAPS							469,465	0	469,465

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,757,627 or 9.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,895,158.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $571,448.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,670,673	119,206,744	84,040,180	658,018	(347)	-	49,836,890	49,826,925	0.1%
Total	14,670,673	119,206,744	84,040,180	658,018	(347)	-	49,836,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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